UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

	Date of fiscal year end:	August 31
	Date of reporting period:	February 28, 2007
ITEM 1.	REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

# John Hancock
# Tax-Free Bond Fund

**Semiannual Report**
2.28.07

CEO corner

TABLE OF CONTENTS

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 2 1

Notes to financial
statements
page 2 7

For more information
page 3 6

To Our Shareholders,

The U.S. financial markets turned in strong results over the last six months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 8.93% for the six months ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last six months, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The latest events could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of interest income exempt from federal income taxes as is consistent with preservation of capital by normally investing at least 80% of its assets in tax-exempt debt obligations of any maturity.

Over the last six months

► Municipal bonds posted positive results, although they lagged the performance of the broad taxable bond market.

► The Fund’s return surpassed its peer group average and benchmark index.

► Transportation and tobacco bonds were the best performers in the portfolio, while higher-quality bonds lagged.

John Hancock Tax-Free Bond Fund

Fund performance for the six months ended February 28, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Foothill/Eastern Transportation Corridor Agency, 1-1-16, 6.000%	4.4%

Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero	3.8%

Puerto Rico, Commonwealth of, 7-1-11, 8.082%	3.4%

Puerto Rico Highway & Transportation Auth, 7-1-11, 8.939%	3.1%

Madera, County of, 3-15-15, 6.500%	3.1%

South Dakota Educational Enhancement Funding Corp, 6-1-32, 6.500%	2.3%

San Joaquin Hills Transportation Corridor Agency, 1-15-17, 5.650%	2.2%

San Bernardino, County of, 8-1-17, 5.500%	2.1%

Massachusetts, Commonwealth of, 12-1-24, 5.500%	2.0%

Port Auth of New York & New Jersey, 10-1-19, 6.750%	1.8%

As a percentage of net assets on February 28, 2007.

Managers’ report

John Hancock
Tax-Free Bond Fund

Municipal bonds gained ground for the six months ended February 28, 2007, although they trailed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 2.89%, while the Lehman Brothers Aggregate Bond Index — a broad measure of the taxable bond market — returned 3.66% .

The modest gains in the municipal bond market masked an increase in volatility during the six-month period as investors reacted to changing economic conditions. Since the beginning of 2006, the U.S. economy has gradually slowed, led by a noteworthy decline in the housing market. However, sporadic signs of economic resiliency created some uncertainty regarding the underlying strength of the economy. As a result, economic reports over the last few months of the period had a magnified effect, causing greater fluctuations in the municipal bond market.

Inflation remained generally under control during the period, thanks largely to a 10% decline in energy prices. The combination of slowing economic growth and benign inflation led the Federal Reserve to hold short-term interest rates steady throughout the six-month period, after raising rates 17 times between June 2004 and June 2006. Consequently, the municipal yield curve remained “flat,” with short- and long-term bond yields nearly equal.

Municipal bond issuance, which had been relatively low for much of 2006, rose sharply in late 2006 and early 2007. Nonetheless, the

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Tobacco bonds	▲	Demand for yield
Airline bonds	▲	Relatively high yields and improving industry fundamentals
Shorter-term bonds	▼	Steady interest rate policy from the Fed led to underperformance relative to longer-term bonds

Portfolio Managers, MFC Global Investment Management (U.S.) LLC
Dianne Sales, CFA, and Frank A. Lucibella, CFA

increase in supply had little impact on municipal bond performance as strong investor demand helped absorb the new issues.

“The modest gains in the
municipal bond market masked
an increase in volatility during
the six-month period as investors
reacted to changing economic
conditions.,,

Credit environment

Over the past six months, municipal credit quality remained stable overall. Economic growth, though moderating, was robust enough to sustain solid tax revenues for many state and local governments. The most recent estimates indicate that personal and corporate income tax revenues have been better than expected, while sales tax revenues are slightly below forecasts. However, final tax revenue figures for 2006 won’t be available until June, after April’s tax receipts are tallied.

Fund performance

For the six months ended February 28, 2007, John Hancock Tax-Free Bond Fund’s Class A, Class B and Class C shares posted total returns of 3.10%, 2.72% and 2.72%, respectively, at net asset value. This performance outpaced the 2.61% average return of Morningstar’s Muni National Long Fund category1 and the 2.89% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

Yield sings

The bulk of the return in the municipal market during the period came from interest income, so securities offering the highest yields produced the best returns. Strong demand for yield in a relatively low interest rate

Tax-Free Bond Fund

environment also contributed to the outperformance of higher-yielding bonds. Lower-quality municipal bonds were the best performers, reflecting the inverse relationship between credit quality and yield.

Transportation bonds — one of the biggest sector weightings in the portfolio — performed well during the period. Not surprisingly, lower-quality bonds comprise a significant portion of the transportation sector. Within the portfolio’s transportation holdings, airline-related bonds, such as those financing the construction of an American Airlines terminal at John F. Kennedy Airport in New York City, posted the best results.

Another high-yielding segment of the portfolio that outperformed during the six-month period was tobacco bonds, which are backed by the proceeds from a legal settlement between 46 states and the major tobacco companies. As of February 28, 2007, the portfolio held tobacco-related bonds issued by five states — Iowa, New Jersey, New York, South Dakota and Washington.

Positioning for a steeper yield curve

During the period, we increased our exposure to intermediate-term bonds (particularly those maturing in five to ten years). This positioning tends to perform well when the yield curve grows increasingly steep; that is, when the gap between short- and long-term yields widens.

As we mentioned before, the yield curve remained relatively flat during the period, so this positioning did not pay off, but it did provide net asset value stability during this period of volatility. We expect to see a steeper municipal yield curve and a return to a more typical relationship between short- and long-term municipal bond yields at some point in the future.

SECTOR DISTRIBUTION[2]
General obligation
bonds	10%
Revenue bonds
Transportation	19%
Health	11%
Tobacco	7%
Electric	7%
Pollution	5%
Industrial development	3%
Water & sewer	3%
Special tax	2%
Education	2%
Sales tax	2%
Economic
development	2%
Housing	1%
Correctional facilities	1%
All other	25%

Event risk

An increasing concern for investors in the taxable corporate bond market is “event” risk, which is the potential for an unexpected event — such as a leveraged buy-out (LBO) or bankruptcy — to have an adverse impact on the value or credit rating of a corporate bond. This type of event risk can have an impact on the municipal bond market as well, though to a lesser extent.

Tax-Free Bond Fund

A recent example involved Texas-based utility TXU, which agreed to an LBO by a consortium of private equity firms in late February 2007. Bond investors tend to react negatively to an LBO because it increases the amount of debt on a company’s balance sheet. The Fund owns bonds that finance projects for a TXU subsidiary, and these bonds underperformed in the wake of the buy-out announcement.

Another example is the decline in the housing market and the subsequent bankruptcies of several sub-prime mortgage lenders, which could potentially impact municipal bonds related to housing and property development by slowing new development. We have been very careful about the land-development bonds in which we invest, emphasizing seasoned projects that are already well developed. These securities are less vulnerable to housing market weakness.

“The bulk of the return in the
municipal market during the
period came from interest
income, so securities offering the
highest yields produced the best
returns.”

Outlook

The U.S. economy has held up better than expected, though further slowing is likely. In general, however, we expect municipal credit quality and state tax revenues to remain fairly stable over the next six months. New municipal bond issuance in 2007 is expected to be in line with last year’s issuance levels.

With regard to the portfolio, we intend to maintain our focus on producing an above-average level of tax-free income through a diversified portfolio of municipal bonds. We will also continue to position the Fund to benefit from a steeper yield curve.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on February 28, 2007.

Tax-Free Bond Fund

A look at performance

For the periods ending February 28, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-28-07

A	1-5-90	0.45%	3.88%	4.56%	—	–1.52%	0.45%	20.99%	56.22%	—	3.80%

B	12-31-91	–0.64	3.73	4.41	—	–2.28	–0.64	20.08	54.04	—	3.23

C	4-1-99	3.36	4.07	—	3.66%	1.72	3.36	22.07	—	32.90%	3.23

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Tax-Free Bond Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Tax-Free Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	2-28-97	$15,404	$15,404	$17,490

C1	4-1-99	13,290	13,290	15,077

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

Tax-Free Bond Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,031.00	$5.18

Class B	1,000.00	1,027.20	8.92

Class C	1,000.00	1,027.20	8.92

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Tax-Free Bond Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,019.70	$5.15

Class B	1,000.00	1,016.00	8.87

Class C	1,000.00	1,016.00	8.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.03%, 1.77% and 1.77% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-28-07 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 102.73%					$499,405,946
(Cost $453,264,730)
Arizona 0.48%					2,335,953

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial
Hosp (G)(H)	8.200%	06-01-21	D	$2,150	43,000

Maricopa County Industrial
Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	380	383,363

Navajo County Industrial
Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,025,080

Phoenix Civic Improvement Corp District,
Rev Cap Apprec Civic Plaza
Ser 2005B (Zero to 07-01-13,
then 5.500%) (O)	Zero	07-01-28	AAA	1,000	884,510
California 22.74%					110,559,984

California Pollution Control
Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	3,000	3,166,920

California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,146,600
Gen Oblig Unltd (P)	3.450	05-01-34	AA+	2,600	2,600,000

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	5,000	1,830,550
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-19	AAA	30,000	18,552,300
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	19,800	21,132,342

Madera, County of,
Rev Cert of Part Valley Childrens Hosp	6.500	03-15-15	AAA	13,185	15,142,050

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,816,570

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	4,000	4,165,760

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500%	08-01-17	AAA	$9,130	$10,052,313
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-22	A+	2,500	2,805,525

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	25,847

San Joaquin Hills Transportation
Corridor Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A	5.650	01-15-17	BB–	10,000	10,720,200
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,623,813
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,838,900
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,321,514
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,186,140

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	2,000	2,432,640
Colorado 0.87%					4,246,280

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB–	7,000	1,008,770

Northwest Parkway Public
Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	3,237,510
Delaware 0.67%					3,236,400

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-1 (S)	5.750	04-30-15	A3	3,000	3,236,400
Florida 5.82%					28,280,651

Aberdeen Community
Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	2,250	2,293,852

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,646,985
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,101,920

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	4,024,300
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	900	948,357

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	3,000	3,679,800

Crossings at Fleming Island
Community Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,070,310

Hernando, County of,
Rev Criminal Justice Complex	7.650	07-01-16	AAA	500	652,450

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Florida (continued)

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000%	05-01-24	BB	$1,750	$1,892,608

Orange County Health
Facilities Auth,
Rev Orlando Regional Healthcare	5.750	12-01-32	A	1,000	1,098,310

Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	3,886,450

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,702,725

Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub
Ser 1989D	6.750	10-01-17	AA	2,200	2,623,764

Stoneybrook West Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB	410	437,388
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BBB	220	221,432
Georgia 4.95%					24,068,223

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,000	1,039,200

Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z	5.500	01-01-20	AAA	150	171,429
Rev Preref Ser 1998Y	6.500	01-01-17	AAA	60	70,187
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,121,490
Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,803,700
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,777,220
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	177,422
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,342,871
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,439,914

Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,124,790
Illinois 7.16%					34,793,168

Chicago Board of Education,
Gen Oblig Cap Apprec School
Reform Ser 1998B-1	Zero	12-01-15	AAA	3,000	2,120,670
Gen Oblig Unltd Ser 2005A	5.500	12-01-26	AAA	5,290	6,350,116

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	3,000	3,294,180

Illinois Development
Finance Auth,
Rev Ref Commonwealth Edison
Co Proj	5.850	01-15-14	AAA	3,000	3,355,470

Illinois Finance Auth,
Rev Landing at Plymouth Place
Proj Ser 2005A (G)	6.000	05-15-37	BB	1,000	1,070,510

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Illinois (continued)

Kane County Community School
District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A	Zero	01-01-17	Aaa	$4,705	$3,152,632

Metropolitan Pier &
Exposition Auth,
Rev Cap Apprec McCormick Pl Expn
Ser 1993A	Zero	06-15-15	AAA	1,500	1,079,880
Rev Ref Cap Apprec McCormick Proj	Zero	06-15-15	AAA	1,000	719,920
Rev Ref Cap Apprec McCormick Proj
Ser 1996A	Zero	12-15-16	AAA	2,330	1,573,100

Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)	6.700%	03-01-33	BBB–	1,000	1,096,680

Southern Illinois University,
Rev Cap Apprec Housing & Auxiliary
Sys Ser 1993A	Zero	04-01-15	AAA	1,000	724,080

Will County Community Unit School
District No. 201,
Gen Oblig Cap Apprec Crete-Monee	Zero	11-01-13	Aaa	3,340	2,567,458
Gen Oblig Cap Apprec Crete-Monee	Zero	11-01-16	Aaa	2,900	1,962,343

Will County Community Unit School
District No. 365,
Gen Oblig Cap Apprec Comp Int
Ser 1997B	Zero	11-01-14	AAA	3,510	2,589,959
Gen Oblig Unltd Ref	Zero	11-01-21	AAA	5,780	3,136,170
Indiana 0.22%					1,056,920

Vanderburgh County
Redevelopment Commission,
Rev Dist Tax Increment	5.000	02-01-26	A–	1,000	1,056,920
Iowa 1.18%					5,726,707

Iowa Finance Auth,
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-21	BBB–	1,250	1,323,850
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB–	1,250	1,325,787

Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec
Ser 2005B	Zero	06-01-34	BBB	3,000	3,077,070
Kansas 0.32%					1,565,835

Wyandotte, County of,
Rev Ref Sales Tax 2nd Lien Area B	5.000	12-01-20	BBB–	1,500	1,565,835
Kentucky 1.17%					5,694,536

Kentucky Economic Development
Finance Auth,
Rev Preref Norton Healthcare
Ser 2000C	6.100	10-01-21	AAA	1,770	2,028,066
Rev Unref Bond Balance Norton
Ser 2000C	6.100	10-01-21	AAA	3,230	3,666,470

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Louisiana 0.16%					$768,504

Jefferson Parish Home
Mortgage Auth,
Rev Ref Single Family Mtg
Ser 1999B	6.750%	06-01-30	Aaa	$760	768,504
Maryland 1.09%					5,278,990

Baltimore Convention Center,
Rev Hotel Ser 2006B	5.875	09-01-39	BB	1,000	1,066,270

Municipal Mortgage & Equity LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,212,720
Massachusetts 6.93%					33,682,616

Massachusetts Bay
Transportation Auth,
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	5,000	6,061,350

Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	9,560,000

Massachusetts Development
Finance Agency,
Rev Boston Univ Ser 2002R-2 (P)	3.620	10-01-42	AAA	1,700	1,700,000
Rev Boston Univ Ser 2002R-4 (P)	3.620	10-01-42	AAA	400	400,000

Massachusetts Health &
Educational Facilities Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	BB	3,500	4,305,980
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA	2,000	2,159,100

Massachusetts Industrial
Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	1,305	1,368,762

Massachusetts Special Obligation
Dedicated Tax,
Rev	5.250	01-01-26	AAA	2,000	2,185,760

Massachusetts Water Pollution
Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,164

Massachusetts Water
Resource Auth,
Rev Ref Gen Ser 2007B	5.250	08-01-27	AAA	5,000	5,866,500
Michigan 0.23%					1,106,590

Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,106,590
Minnesota 0.78%					3,800,745

St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A	5.875	05-01-30	Aaa	2,000	2,135,700

St. Paul Housing &
Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,665,045

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Missouri 0.22%					$1,094,554

Fenton, City of,
Rev Ref Tax Increment Imp
Gravois Bluffs	7.000%	10-01-21	AAA	$955	1,094,554
Nebraska 0.29%					1,389,144

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,389,144
Nevada 0.01%					25,065

Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA+	25	25,065
New Hampshire 0.28%					1,378,675

New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,378,675
New Jersey 5.67%					27,582,906

New Jersey Economic
Development Auth,
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	3,169,140
Rev Ref Newark Airport Marriot Hotel	7.000	10-01-14	Ba1	2,000	2,067,920

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	B+	1,120	1,145,626

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.750	06-01-39	AAA	5,000	5,844,650
Rev Asset Backed Bond	6.250	06-01-43	AAA	4,000	4,564,920
Rev Asset Backed Bond Ser 2007 1A	4.500	06-01-23	BBB	5,000	4,920,400

New Jersey Transportation Trust
Fund Auth,
Rev Ref Trans Sys Ser 2006A	5.500	12-15-23	AA–	5,000	5,870,250
New Mexico 0.42%					2,064,520

Farmington, City of,
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A	6.950	10-01-20	B+	2,000	2,064,520
New York 11.50%					55,922,851

Dutchess County Resource
Recovery Agency,
Rev Resource Recovery Solid Waste
Sys Ser 1999A	5.350	01-01-12	AAA	510	541,666

Long Island Power Auth,
Rev Ref Elec Sys Ser 2006A	5.000	12-01-24	AAA	5,000	5,395,450

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	610	638,548

New York City Industrial
Development Agency,
Rev American Airlines JFK
Intl Arpt	7.625	08-01-25	B	2,500	3,004,000

See notes to financial statements

Tax-Free Bond Fund

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

New York City Industrial
Development Agency, (continued)
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250%	03-01-15	BB–	$2,000	$2,127,540
Rev Ref Terminal One Group
Assn Proj	5.500	01-01-24	BBB+	1,500	1,641,540

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	365	395,467
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	375	404,235
Rev Wtr & Swr Sys Ser 2000C (P)	3.620	06-15-33	AA+	1,300	1,300,000

New York, City of,
Gen Oblig Unltd Ser 1993B-2 (P)	3.620	08-15-20	AAA	2,500	2,500,000

New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	5,000	4,172,050

New York Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	AA–	4,425	5,193,976
Rev National Sports Museum Proj
Ser2006A (G)	6.125	02-15-19	BB–	1,000	1,056,120

New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA–	1,000	1,034,020
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	4,000	4,272,840
Rev Preref Ser 1990B	7.500	05-15-11	AA–	160	175,350
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA–	1,000	1,134,660
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA–	210	230,108

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	11.894	06-15-11	AAA	2,000	2,553,200

New York State Housing
Finance Agency,
Rev Ref State Univ Constr
Ser 1986A	8.000	05-01-11	AAA	2,000	2,185,900

Port Auth of New York &
New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	8,700	8,838,591

Suffolk County Industrial
Development Agency,
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB–	1,000	1,030,890

Triborough Bridge & Tunnel Auth,
Rev Ser 2006A	5.000	11-15-22	AA–	3,545	3,854,620

Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond (Zero to
07-15-09, then 6.950%) (O)	Zero	07-15-09	AAA	2,000	2,242,080

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

North Carolina 0.44%					$2,135,440

North Carolina Eastern Municipal
Power Agency,
Rev Ref Pwr Sys Ser 2003C	5.375%	01-01-17	BBB	$2,000	2,135,440
Ohio 0.64%					3,109,569

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	5.750	01-01-25	AA–	2,500	2,760,450

Student Loan Funding Corp,
Rev Ref Cincinnati Student Loan
Sub Ser 1991B (G)	8.875	08-01-08	BBB	340	349,119
Oklahoma 0.49%					2,387,520

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	2,000	2,387,520
Oregon 0.78%					3,778,161

Salem Hospital Facility Auth,
Rev Salem Hospital Proj Ser 2006A	5.000	08-15-27	A+	2,500	2,646,800

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB–	1,100	1,131,361
Pennsylvania 2.54%					12,348,292

Allegheny County Industrial
Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB+	2,500	2,662,675

Allegheny County
Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills
Proj (G)	5.600	07-01-23	BB+	1,000	1,066,570

Carbon County Industrial
Development Auth,
Rev Reg Resource Recovery Panther
Creek Partners Proj	6.700	05-01-12	BBB–	4,960	5,361,214

Philadelphia Industrial
Development Auth,
Rev Commercial Marriot Hotel (G)	7.750	12-01-17	B+	3,250	3,257,833
Puerto Rico 12.02%					58,418,618

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	8.022	07-01-11	AAA	6,500	7,650,240
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	217,696

Puerto Rico Highway &
Transportation Auth,
Rev Ref Ser 2007N (N)	5.500	07-01-26	BBB+	2,500	2,916,400
Rev Ser PA 114 (K)(P)	8.939	07-01-11	AAA	13,130	15,221,346

Puerto Rico Public Building Auth,
Rev Ref Govt Facils
Ser 2002F (Gtd)	5.250	07-01-20	BBB	2,000	2,227,900

Puerto Rico, Commonwealth of,
Pub Impt-Ser A (I)(P)	5.000	07-01-18	Aaa	12,655	13,648,797
Rev Inverse Floater (P)	8.082	07-01-11	AAA	14,000	16,536,239

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Rhode Island 0.22%					$1,087,620

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875%	05-01-22	BB+	$1,000	1,087,620
South Carolina 0.44%					2,133,600

Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike	5.250	12-01-29	A	2,000	2,133,600
South Dakota 2.27%					11,024,800

South Dakota Educational
Enhancement Funding Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	11,024,800
Tennessee 1.17%					5,693,100

Tennessee Energy Acquisition Corp,
Rev Gas Ser 2006A	5.250	09-01-24	AA–	5,000	5,693,100
Texas 4.90%					23,834,549

Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750	11-15-10	AAA	3,125	3,450,406

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB	1,000	1,128,470

Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	BBB–	1,500	1,722,285

Dallas Area Rapid Transit,
Rev Ref Sr Lien	5.250	12-01-29	AAA	5,000	5,869,850

Harris, County of,
Ref Note	Zero	08-15-16	AAA	6,000	4,080,360

Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AAA	900	609,345

Port Corpus Christi Industrial
Development Corp,
Rev Citgo Petroleum Corp Proj	8.250	11-01-31	BBB–	2,000	2,050,460

Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B	6.150	08-01-22	BBB–	1,000	1,078,910
Rev Ref TXU Energy Co LLC Proj
Ser 2005C	5.200	05-01-28	BBB–	3,750	3,844,463
Utah 0.43%					2,084,070

Mountain Regional Water Special
Service District,
Rev Spec Assessment Spec Imp Dist
No. 2002-1 (G)	7.000	12-01-18	BBB+	895	913,500

Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,170,570
Virgin Islands 0.21%					1,030,330

Virgin Islands Water &
Power Auth,
Rev Ref Wtr Sys	5.500	07-01-17	Baa3	1,000	1,030,330

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Virginia 0.53%					$2,573,700

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	$5,000	2,573,700
Washington 1.59%					7,720,722

Washington Public Power Supply System,
Rev Ref Nuclear Proj No. 1 Ser 1989B	7.125%	07-01-16	AA–	1,500	1,883,640

Washington Tobacco
Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,280	4,690,452

Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,146,630
West Virginia 0.68%					3,318,408

West Virginia State Hospital
Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,660,712
Rev Unref Bal Charleston Area Med Ctr	6.750	09-01-22	A2	600	657,696
Wyoming 0.22%					1,067,630

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600	12-01-35	BBB–	1,000	1,067,630

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.03%					$164,000
(Cost $164,000)
Joint Repurchase Agreement 0.03%					164,000

Investment in a joint repurchase
agreement transaction with
Cantor Fitzgerald LP — Dated
2-28-07, due 3-1-07 (Secured by
U.S. Treasury Inflation Indexed
Notes 1.875% due 7-15-13 and
2.000% due 7-15-14). Maturity
value: $164,024			5.270%	$164	164,000

Total investments (Cost $453,428,730) 102.76%					$499,569,946

Other assets and liabilities, net (2.76%)					($13,399,308)

Total net assets 100.00%					$486,170,638

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Security forms part of an inverse floater trust.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows.

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	February 28, 2007

Puerto Rico Highway &
Transportation Auth,
Rev Ser PA 114, 8.939%, 07-01-11	04-02-96	$14,925,160	3.13%	$15,221,346

(N) This security, having an aggregate value of $2,916,400 or 0.60% of the Fund’s net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $2,934,030 of Foothill/Eastern Transportation, 6.000%, 01-01-16 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,449,120 or 1.53% of the Fund’s net assets as of February 28, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $453,428,730)	$499,569,946
Cash	687
Receivable for shares sold	638,452
Interest receivable	5,602,104
Other assets	128,378
Total assets	505,939,567

Liabilities

Payable for investments purchased	8,622,450
Payable for shares repurchased	261,429
Interest expense and fees payable on inverse floaters	75,069
Payable for floating rate notes issued	9,740,000
Inverse floater bond swap at value	533,518
Dividends payable	41,205
Payable to affiliates
Management fees	203,371
Distribution and service fees	19,308
Other	52,205
Other payables and accrued expenses	220,374
Total liabilities	19,768,929

Net assets

Capital paid-in	456,103,581
Accumulated net realized loss on investments	(16,957,549)
Net unrealized appreciation of investments	46,141,216
Accumulated net investment income	883,390
Net assets	$486,170,638

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($459,387,067 ÷ 44,489,653 shares)	$10.33
Class B ($19,475,972 ÷ 1,886,139 shares)	$10.33
Class C ($7,307,599 ÷ 707,690 shares)	$10.33

Maximum offering price per share

Class A1 ($10.33 ÷ 95.5%)	$10.82

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 2-28-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$12,966,040
Total investment income	12,966,040

Expenses

Investment management fees (Note 2)	1,321,234
Distribution and service fees (Note 2)	700,507
Transfer agent fees (Note 2)	196,661
Accounting and legal services fees (Note 2)	34,112
Compliance fees	6,437
Custodian fees	53,377
Blue sky fees	28,448
Professional fees	24,981
Printing fees	22,840
Trustees’ fees	10,187
Interest expense and fees on inverse floaters	173,407
Miscellaneous	11,662
Total expenses	2,583,853
Less expense reimbursements (Note 2)	(246)
Net expenses	2,583,607
Net investment income	10,382,433

Realized and unrealized gain (loss)

Net realized gain on investments	177,982
Change in net unrealized appreciation (depreciation) of investments	3,774,802
Net realized and unrealized gain	3,952,784
Increase in net assets from operations	$14,335,217

1 Semiannual period from 9-1-06 through 2-28-07.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-06	2-28-07[1]
Increase (decrease) in net assets

From operations
Net investment income	$22,480,152	$10,382,433
Net realized gain	1,678,301	177,982
Change in net unrealized appreciation (depreciation)	(10,709,007)	3,774,802
Increase in net assets resulting from operations	13,449,446	14,335,217
Distributions to shareholders
From net investment income
Class A	(20,941,678)	(9,984,164)
Class B	(996,292)	(361,874)
Class C	(257,696)	(124,642)
	(22,195,666)	(10,470,680)
From Fund share transactions	(30,486,459)	(4,306,460)

Net assets

Beginning of period	525,845,240	486,612,561
End of period[2]	$486,612,561	$486,170,638

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

2 Includes accumulated net investment income of $1,109,270 and $883,390, respectively.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]
Per share operating performance

Net asset value,
beginning of period	$10.72	$10.40	$9.96	$10.22	$10.41	$10.24
Net investment income[4]	0.55	0.53	0.49	0.48	0.47	0.22
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.45)	0.26	0.19	(0.18)	0.09
Total from investment operations	0.23	0.08	0.75	0.67	0.29	0.31
Less distributions
From net investment income	(0.54)	(0.52)	(0.49)	(0.48)	(0.46)	(0.22)
From net realized gain	(0.01)	—	—	—	—	—
	(0.55)	(0.52)	(0.49)	(0.48)	(0.46)	(0.22)
Net asset value, end of period	$10.40	$9.96	$10.22	$10.41	$10.24	$10.33
Total return[5,6] (%)	2.33	0.70	7.70	6.72	2.87	3.10 [7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$550	$507	$492	$487	$459	$459
Ratio of net expenses (excluding
interest expense on inverse floaters)
to average net assets (%)	0.96	0.97	0.96	0.99	0.96	0.96[8]
Ratio of net expenses (including
interest expense on inverse floaters)
to average net assets (%)	—	—	—	—	—	1.03[8]
Ratio of gross expenses to average
net assets[9] (%)	0.99	0.98	0.97	0.99	0.96	1.03[8,10]
Ratio of net investment income
to average net assets (%)	5.34	5.11	4.87	4.71	4.54	4.37[8]
Portfolio turnover (%)	22	23	49	32	54	20[7]

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]

Per share operating performance
Net asset value, beginning of period	$10.72	$10.40	$9.96	$10.22	$10.41	$10.24
Net investment income[4]	0.47	0.45	0.42	0.41	0.39	0.19
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.45)	0.26	0.18	(0.18)	0.09
Total from investment operations	0.15	0.00	0.68	0.59	0.21	0.28
Less distributions
From net investment income	(0.46)	(0.44)	(0.42)	(0.40)	(0.38)	(0.19)
From net realized gain	(0.01)	—	—	—	—	—
	(0.47)	(0.44)	(0.42)	(0.40)	(0.38)	(0.19)
Net asset value, end of period	$10.40	$9.96	$10.22	$10.41	$10.24	$10.33
Total return[5,6] (%)	1.57	(0.05)	6.89	5.93	2.10	2.72[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$60	$49	$39	$32	$21	$19
Ratio of net expenses (excluding
interest expense on inverse floaters)
to average net assets (%)	1.71	1.72	1.72	1.74	1.71	1.71[8]
Ratio of net expenses (including
interest expense on inverse floaters)
to average net assets (%)	—	—	—	—	—	1.77[8]
Ratio of gross expenses to average
net assets[9] (%)	1.75	1.73	1.73	1.74	1.71	1.77[8,10]
Ratio of net investment income
to average net assets (%)	4.59	4.36	4.11	3.96	3.79	3.62[8]
Portfolio turnover (%)	22	23	49	32	54	20[7]

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]
Per share operating performance

Net asset value, beginning of period	$10.72	$10.40	$9.96	$10.22	$10.41	$10.24
Net investment income[4]	0.47	0.45	0.42	0.41	0.39	0.19
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.45)	0.26	0.18	(0.18)	0.09
Total from investment operations	0.15	0.00	0.68	0.59	0.21	0.28
Less distributions
From net investment income	(0.46)	(0.44)	(0.42)	(0.40)	(0.38)	(0.19)
From net realized gain	(0.01)	—	—	—	—	—
	(0.47)	(0.44)	(0.42)	(0.40)	(0.38)	(0.19)
Net asset value, end of period	$10.40	$9.96	$10.22	$10.41	$10.24	$10.33
Total return[5,6] (%)	1.53	(0.05)	6.89	5.93	2.10	2.72[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$8	$8	$7	$7	$7
Ratio of net expenses (excluding
interest expense on inverse floaters)
to average net assets (%)	1.75	1.72	1.71	1.74	1.71	1.71[8]
Ratio of net expenses (including
interest expense on inverse floaters)
to average net assets (%)	—	—	—	—	—	1.77[8]
Ratio of gross expenses to average
net assets[9] (%)	1.75	1.73	1.72	1.74	1.71	1.77[8,10]
Ratio of net investment income
to average net assets (%)	4.55	4.35	4.11	3.96	3.79	3.62[8]
Portfolio turnover (%)	22	23	49	32	54	20[7]

1 Audited by previous auditor.

2 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.23%, 4.48% and 4.44% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Includes interest expense on inverse floaters.

See notes to financial statements

Tax-Free Bond Fund

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Tax-Free Bond Fund (the “Fund”) is a diversified series of John Hancock Municipal Securities Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Tax-Free Bond Fund

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2007.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the “trust”) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act, as amended. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle then the standard two days after trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the period ended February 28, 2007 was approximately $9,740,000 with a weighted average interest rate of 3.56% .

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,285,644 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2011 — $7,448,026 and August 31, 2012 — $6,837,618.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective

Tax-Free Bond Fund

for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than February 28, 2008.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and/or writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $9,602 and exempt income $22,186,064. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

Tax-Free Bond Fund

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $246, which had no impact on the Fund’s ratio of expenses to average net assets, for the period ended February 28, 2007. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Plan with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value.  A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$567,246
Class B	99,136
Class C	34,125
Total	$700,507

Class A shares are assessed up-front sales charges. During the period ended February 28, 2007, JH Funds received net up-front sales charges of $136,278 with regard to sales of Class A shares. Of this amount, $16,624 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $79,737 was paid as sales commissions to unrelated broker-dealers and $39,917 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, CDSCs received by JH Funds amounted to $7,396 for Class B shares and $1,273 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $34,112. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds

Tax-Free Bond Fund

Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-06		Period ended 2-28-07[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,861,129	$18,966,133	1,040,290	$10,701,051
Distributions reinvested	1,508,631	15,340,181	708,270	7,293,360
Repurchased	(5,383,092)	(54,695,701)	(2,037,951)	(20,967,816)
Net decrease	(2,013,332)	($20,389,387)	(289,391)	($2,973,405)

Class B shares
Sold	141,572	$1,439,691	72,526	$742,546
Distributions reinvested	60,914	619,608	21,884	225,346
Repurchased	(1,188,247)	(12,065,904)	(263,463)	(2,709,118)
Net decrease	(985,761)	($10,006,605)	(169,053)	($1,741,226)

Class C shares
Sold	117,502	$1,193,676	101,726	$1,045,060
Distributions reinvested	15,167	154,219	7,185	73,994
Repurchased	(141,820)	(1,438,362)	(68,940)	(710,883)
Net increase (decrease)	(9,151)	($90,467)	39,971	$408,171

Net decrease	(3,008,244)	($30,486,459)	(418,473)	($4,306,460)

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $97,707,289 and $94,908,128, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $441,803,002. Gross unrealized appreciation and depreciation of investments aggregated $49,304,540 and $1,811,114, respectively, resulting in net unrealized appreciation of $47,493,426. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

Tax-Free Bond Fund

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Tax-Free Bond Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Municipal Securities Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock Tax-Free Bond Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 5- and 10-year periods under review, the Fund’s performance was lower than the performance of the Peer Group and Category medians, and the performance of the benchmark index. The Board noted that the Fund’s performance during the 3-year period under review was higher than the performance of the Category median and benchmark index and lower than the performance of the Peer Group median. The Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005 was higher than the Peer Group and Category medians, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the

Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	MFC Global Investment	Kirkpatrick & Lockhart
Keith F. Hartstein	Management (U.S.), LLC	Preston Gates Ellis LLP
President and	101 Huntington Avenue	1 Lincoln Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02110-2950
Thomas M. Kinzler
Secretary and	Principal distributor
Chief Legal Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520SA 2/07
4/07

John Hancock

MUTUAL FUNDS

John Hancock

# High Yield Municipal Bond Fund

**Semiannual Report**

2.28.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 16

Notes to financial
statements
page 22

For more information
page 32

CEO corner

To Our Shareholders,

The U.S. financial markets turned in strong results over the last six months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 8.93% for the six months ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last six months, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The latest events could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital, by normally investing at least 80% of its assets in municipal bonds of any maturity with credit ratings from A to BB/Ba and their unrated equivalents.

Over the last six months

► Municipal bonds posted positive results, and high-yield municipals outperformed their investment-grade counterparts.

► The Fund’s return trailed its peer group average but surpassed the performance of its benchmark index.

► Transportation and tobacco bonds were the best performers in the portfolio, while higher-quality bonds lagged.

Top 10 issuers

Atlanta, City of, 11-1-19, 6.955%	5.7%

Foothill/Eastern Transportation Corridor Agency, 1-1-18, Zero	5.1%

Puerto Rico, Commonwealth of, 7-1-18, 6.130%	4.0%

Massachusetts Health & Educational Facilities Auth,12-15-31, 9.200%	3.1%

San Bernardino, County of, 8-1-17, 5.500%	2.8%

Pocahontas Parkway Association, 8-15-19, Zero	2.6%

Gulf Coast Industrial Development Auth, 4-1-28, 8.000%	2.4%

Capital Projects Finance Auth, 8-15-31, 7.850%	2.3%

Chicago, City of, 6-1-22, 6.750%	2.2%

Midtown Miami Community Development District, 5-1-24, 6.000%	2.2%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock
High Yield Municipal Bond Fund

Municipal bonds gained ground for the six months ended February 28, 2007, although they trailed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 2.89%, while the Lehman Brothers Aggregate Bond Index — a broad measure of the taxable bond market — returned 3.66%.

The modest gains in the municipal bond market masked an increase in volatility during the six-month period as investors reacted to changing economic conditions. Since the beginning of 2006, the U.S. economy has gradually slowed, led by a noteworthy decline in the housing market. However, sporadic signs of economic resiliency created some uncertainty regarding the underlying strength of the economy. As a result, economic reports over the last few months of the period had a magnified effect, causing greater fluctuations in the municipal bond market.

Inflation remained generally under control during the period, thanks largely to a 10% decline in energy prices. The combination of slowing economic growth and benign inflation led the Federal Reserve to hold short-term interest rates steady throughout the six-month period, after raising rates 17 times between June 2004 and June 2006. Consequently, the municipal yield curve remained flat, with short- and long-term bond yields nearly equal.

Municipal bond issuance, which had been relatively low for much of 2006, rose sharply in late 2006 and early 2007. Nonetheless, the increase in supply had little impact on municipal bond performance as

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Tobacco bonds	▲	Demand for yield provided a lift

Airline bonds	▲	Also benefited from their relatively high yields, as well as improving industry fundamentals

Health care bonds	▼	Heavy new issue supply hurts performance

2

Portfolio Managers, MFC Global Investment Management (U.S.) LLC
Dianne Sales, CFA, and Frank A. Lucibella, CFA

strong investor demand helped absorb the new issues.

“The modest gains in the municipal
bond market masked an increase
in volatility during the six-month
period as investors reacted to
changing economic conditions.”

Credit environment

Over the past six months, municipal credit quality remained stable overall. Economic growth, though moderating, was robust enough to sustain solid tax revenues for many state and local governments. The most recent estimates indicate that personal and corporate income tax revenues have been better than expected, while sales tax revenues are slightly below forecasts. However, final tax revenue figures for 2006 won’t be available until June, after April’s tax receipts are tallied.

Fund performance

For the six months ended February 28, 2007, John Hancock High Yield Municipal Bond Fund’s Class A, Class B and Class C shares posted total returns of 3.41%, 3.03% and 3.03%, respectively, at net asset value. By comparison, the average return of Morningstar’s High Yield Muni Fund category was 3.61% 1 and the Lehman Brothers Municipal Bond Index returned 2.89% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

Transportation, tobacco bonds fared best

High-yield municipal bonds outperformed the investment-grade segment of the municipal market during the six-month period. Strong demand for the higher yields of lower-rated bonds contributed to their outperformance.

Transportation bonds — one of the bigger sector weightings in the Fund — performed well during the period. Within the portfolio’s transportation

High Yield Municipal Bond Fund

3

holdings, airline-related bonds, such as those financing the construction of a British Airways terminal at John F. Kennedy Airport in New York City, posted the best results.

Another segment of the portfolio that outperformed during the six-month period was tobacco bonds, which are backed by the proceeds from a legal settlement between 46 states and the major tobacco companies. As of February 28, 2007, the Fund held tobacco-related bonds issued by three states — Alaska, New Jersey and Washington.

Positioning for a steeper yield curve

During the period, we increased our exposure to intermediate-term bonds (particularly those maturing in five to ten years). This positioning tends to perform well when the yield curve grows increasingly steep; that is, when the gap between short- and long-term yields widens.

As we mentioned before, the yield curve remained relatively flat during the period, so this positioning did not pay off, but it did provide net asset value stability during this period of volatility. We expect to see a steeper municipal yield curve and a return to a more typical relationship between short- and long-term municipal bond yields at some point in the future.

Event risk

An increasing concern for investors in the taxable corporate bond market is “event” risk, which is the potential for an unexpected event — such as a leveraged buy-out or bankruptcy — to have an adverse impact on the value or credit rating of a corporate bond. This type of event risk can have an impact on the municipal bond market as well, though to a lesser extent.

SECTOR DISTRIBUTION[2]
General obligation
bonds	10%
Revenue bonds
Health	15%
Special tax	10%
Transportation	8%
Pollution	6%
Industrial development	5%
Housing	2%
Tobacco	2%
Education	2%
Water & sewer	1%
Economic development	1%
All other	38%

A recent example is the decline in the housing market and the subsequent bankruptcies of several sub-prime mortgage lenders, which could potentially impact municipal bonds related to housing and property development by slowing development. We have been very careful about the land-development bonds in which we invest, emphasizing seasoned projects that are already well developed. These securities are less vulnerable to housing market weakness.

High Yield Municipal Bond Fund

4

Temporary Fund closing

The Fund was closed to new sales for several months during the reporting period in connection with a requirement to review the Fund’s financial statements to ensure appropriate presentation of investments in securities known as “inverse floaters.” The Fund reopened shortly after the period ended. Results of the review showed the impact on the Fund’s financial statements was immaterial and did not require a restatement.

“Transportation bonds — one of
the biggest sector weightings
in the Fund — performed well
during the period.”

Outlook

The U.S. economy has held up better than expected, although further slowing is likely. In general, however, we expect municipal credit quality and state tax revenues to remain fairly stable over the next six months. New municipal bond issuance in 2007 is expected to be in line with last year’s issuance levels.

High-yield municipal bonds have outperformed investment-grade municipal bonds over the past few years, largely because of healthy investor demand for yield. With the yield spread between high-yield and investment-grade municipal bonds at historically narrow levels, it will be difficult for the high yield segment to sustain its outperformance.

With regard to the Fund, we intend to maintain our focus on producing a substantial level of tax-free income through a diversified portfolio of lower-quality municipal bonds. We will also continue to position the portfolio to benefit from a steeper yield curve.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on February 28, 2007.

High Yield Municipal Bond Fund

5

A look at performance

For the periods ending February 28, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-28-07

A	12-31-93	1.93%	5.28%	4.72%	—	–1.25%	1.93%	29.33%	58.56%	—	4.24%

B	8-25-86	0.99	5.14	4.59	—	–1.97	0.99	28.49	56.64	—	3.70

C	4-1-99	4.99	5.46	—	3.96%	2.03	4.99	30.47	—	35.95%	3.70

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

High Yield Municipal Bond Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in High Yield Municipal Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	2-28-97	$15,664	$15,664	$17,490

C1	4-1-99	13,595	13,595	15,077

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

High Yield Municipal Bond Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,034.10	$6.51

Class B	1,000.00	1,030.30	10.05

Class C	1,000.00	1,030.30	10.05

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

High Yield Municipal Bond Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,018.40	$6.46

Class B	1,000.00	1,014.90	9.97

Class C	1,000.00	1,014.90	9.97

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.27%, 1.99% and 1.99% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

High Yield Municipal Bond Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-28-07 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 105.76%					$105,938,556

(Cost $97,735,094)

Alaska 0.98%					981,360

Northern Tobacco Securitization Corp,
Rev Ref Asset Backed Tobacco
Settlement Ser 2006A	5.000%	06-01-46	Baa3	$1,000	981,360

California 12.83%					12,848,727

California Pollution Control
Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	1,000	1,055,640

Chula Vista Industrial
Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,000	1,061,490

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	4,000	746,520
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-18	AAA	7,950	5,147,307

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,038,040

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	2,500	2,752,550

San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)	7.687	04-23-08	AAA	1,000	1,047,180

Colorado 3.15%					3,152,172

Colorado Health Facilities Auth,
Rev Ref Christian Living Cmnty Proj
Ser 2006A (G)	5.750	01-01-26	BB+	1,000	1,055,280

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB–	15,700	2,096,892

Connecticut 1.05%					1,050,090

Connecticut Development Auth,
Rev Ref Poll Control Connecticut
Light & Pwr Ser 1	5.850	09-01-28	BBB–	1,000	1,050,090

See notes to financial statements

High Yield Municipal Bond Fund

10

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Delaware 1.11%					$1,116,010

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-2 (S)	6.000%	04-30-19	A3	$1,000	1,116,010

Florida 23.08%					23,114,277

Aberdeen Community
Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	1,000	1,019,490

Ave Maria Stewardship Community
Development District,
Rev Cap Improvement Ser 2006A	5.125	05-01-38	BB+	1,000	1,002,470

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,158,379
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,592,274

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,299,600
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,280	1,348,774

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	1,000	1,226,600

Crosscreek Community
Development District,
Rev Spec Assessment Ser 2007B (G)	5.500	05-01-17	BB–	1,000	1,032,170

Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,070,310

Grand Haven Community
Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB–	895	896,486

Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A	6.125	11-15-11	BB+	915	979,050

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	2,000	2,162,980

Oakmont Grove Community
Development District,
Rev Spec Assessment Ser 2007B (G)	5.250	05-01-12	BB+	1,000	1,002,260

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	855	920,519

Poinciana Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	527,355

Riverwood Estates Community
Development District,
Spec Assessment Ser 2006B	5.000	05-01-13	BB	1,000	1,000,980

See notes to financial statements

High Yield Municipal Bond Fund

11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Florida (continued)

South Kendall Community
Development District,
Rev Spec Assessment Ser 2000A (G)	5.900%	05-01-35	BBB–	$990	$1,039,629

Waterchase Community
Development District,
Rev Cap Imp Ser 2001A (G)	6.700	05-01-32	BBB–	700	748,881

West Villages Improvement District,
Rev Ref Spec Assessment (G)	5.800	05-01-36	BB	1,000	1,049,210

Winter Garden Village Community
Development District,
Rev Spec Assessment (G)	5.650	05-01-37	BB+	1,000	1,036,860

Georgia 12.28%					12,296,900

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,558,800
Rev Wtr & Waste Wtr (I)(P)	5.000	11-01-19	AAA	10,000	10,738,100

Illinois 2.86%					2,865,189

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen Redev
Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,196,120

Illinois Finance Auth,
Rev Landing at Plymouth Place Proj
Ser 2005A (G)	6.000	05-15-37	BB	625	669,069

Indiana 0.75%					751,085

St. Joseph, County of,
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	246,445
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	504,640

Iowa 1.30%					1,299,365

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care
Initiatives Proj	9.250	07-01-25	AAA	195	238,735
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB–	1,000	1,060,630

Maryland 2.89%					2,898,706

Baltimore Convention Center,
Rev Hotel Ser 2006B	5.875	09-01-39	BB	800	853,016

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	1,019,910
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	1,025,780

Massachusetts 9.06%					9,074,454

Massachusetts Development Finance Agency,
Rev Boston Univ Ser 2002R-2 (P)	3.620	10-01-42	AAA	1,100	1,100,000
Rev Mass College of Pharmacy &
Allied Hlth Science	5.750	07-01-33	BBB+	1,000	1,082,100
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998	5.500	12-01-19	BBB	1,700	1,764,260

See notes to financial statements

High Yield Municipal Bond Fund

12

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200%	12-15-31	BB	$2,500	$3,075,700
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB–	1,000	1,108,420

Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	900	943,974

Mississippi 1.51%					1,513,575

Mississippi Business Finance Corp,
Rev Northrop Grumman Ship Sys	4.550	12-01-28	BBB+	1,500	1,513,575

New Jersey 3.50%					3,509,510

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc
Cherry Hill Proj (G)	8.000	07-01-27	B+	1,250	1,278,600
Rev Ref St Peters Univ Hosp
Ser 2000A	6.875	07-01-30	BBB	1,000	1,089,680

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.250	06-01-43	AAA	1,000	1,141,230

New York 3.69%					3,692,546

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB–	1,500	1,595,655
Rev Spec Facil Rev British
Airways Plc Proj	5.250	12-01-32	BB–	1,000	1,004,990

New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB–	500	528,060

Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	555	563,841

Oklahoma 1.19%					1,193,760

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	1,000	1,193,760

Oregon 2.71%					2,711,424

Salem Hospital Facility Auth,
Rev Salem Hospital Proj Ser 2006A	5.000	08-15-27	A+	1,000	1,058,720

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB–	1,105	1,136,504
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-16	BBB–	500	516,200

Puerto Rico 4.77%					4,780,933

Puerto Rico, Commonwealth of,
Pub Impt Ser A (I)(P)	5.000	07-01-18	Aaa	3,345	3,614,373

Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 2007N (N)	5.500	07-01-26	BBB+	1,000	1,166,560

See notes to financial statements

High Yield Municipal Bond Fund

13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Rhode Island 0.48%					$483,991

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002 (G)	6.875%	05-01-22	BB+	$445	483,991

South Carolina 1.05%					1,048,150

Lancaster, County of,
Rev Assessment Edenmoor Imp Dist
Ser 2006A (G)	5.750	12-01-37	BB	1,000	1,048,150

Tennessee 1.16%					1,164,090

Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States
Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,164,090

Texas 5.78%					5,791,593

Austin Convention Enterprises Inc.
Convention Ctr,
Rev Ref Second Tier Ser 2006B	5.750	01-01-24	BB	1,000	1,077,170

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB	150	169,270

Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A	7.700	04-01-33	BBB–	1,000	1,148,190

Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Baa3	2,100	2,357,943

Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,039,020

Virginia 7.00%					7,014,770

Henrico County Economic
Development Auth,
Rev Ref Mtg Westminster Canterbury	5.000	10-01-35	BBB–	1,000	1,030,700

Peninsula Ports Auth,
Rev Ref Baptist Homes Res Care
Facility Ser 2006C (G)	5.375	12-01-26	BB	1,000	1,039,560

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	AAA	5,000	2,573,700
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	AAA	5,000	1,343,150

Suffolk Industrial Development Auth,
Rev Ref First Mortgage Lake
Prince Ctr (G)	5.300	09-01-31	BB+	1,000	1,027,660

Washington 1.05%					1,052,064

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	960	1,052,064

Wyoming 0.53%					533,815

Sweetwater, County of,
Rev Ref Solid Waste Disposal
FMC Corp Proj	5.600	12-01-35	BBB–	500	533,815

See notes to financial statements

High Yield Municipal Bond Fund

14

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.15%			$149,000

(Cost $149,000)

Joint Repurchase Agreement 0.15%			149,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP —
Dated 2-28-07, due 3-1-07 (Secured by
U.S. Treasury Inflation Indexed Notes 1.875%
due 7-15-13 and 2.000% due 7-15-14).
Maturity value: $149,022	5.270%	$149	149,000

Total investments (Cost $97,884,094) 105.91%			$106,087,556

Other assets and liabilities, net (5.91%)			($5,915,586)

Total net assets 100.00%			$100,171,970

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Security forms part of an inverse floater trust.

(N) This security, having an aggregate value of $1,166,560 or 1.16% of the Fund’s net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $1,195,467 of Atlanta GA Wtr & Wastewtr, 6.955, 11-1-19 has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on February 28, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,116,010 or 1.11% of the Fund’s net assets as of February 28, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

High Yield Municipal Bond Fund

15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $97,884,094)	$106,087,556
Cash	729
Receivable for investments sold	586,963
Inverse floater bond swap at value	438,277
Interest receivable	1,408,702
Other assets	36,227
Total assets	108,558,454

Liabilities

Payable for investments purchased	3,143,500
Payable for shares repurchased	40,350
Interest expense and fees payable on inverse floaters	59,089
Payable for floating rate notes issued	5,000,000
Dividends payable	12,487
Payable to affiliates
Management fees	47,812
Distribution and service fees	5,807
Other	5,747
Other payables and accrued expenses	71,692
Total liabilities	8,386,484

Net assets

Capital paid-in	105,168,510
Accumulated net realized loss on investments	(13,386,470)
Net unrealized appreciation of investments	8,203,462
Accumulated net investment income	186,468
Net assets	$100,171,970

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($76,879,709 ÷ 8,767,788 shares)	$8.77
Class B ($13,418,034 ÷ 1,530,336 shares)	$8.77
Class C ($9,874,227 ÷ 1,126,139 shares)	$8.77

Maximum offering price per share

Class A1 ($8.77 ÷ 95.5%)	$9.18

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

High Yield Municipal Bond Fund

16

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,061,634

Total investment income	3,061,634

Expenses

Investment management fees (Note 2)	302,311
Distribution and service fees (Note 2)	215,336
Transfer agent fees (Note 2)	28,678
Accounting and legal services fees (Note 2)	7,043
Compliance fees	1,144
Blue sky fees	23,979
Custodian fees	18,177
Professional fees	15,280
Printing fees	7,867
Trustees’ fees	1,895
Interest expense and fees on inverse floaters	99,917
Miscellaneous	3,927

Total expenses	725,554
Less expense reimbursements (Note 2)	(57)

Net expenses	725,497

Net investment income	2,336,137

Realized and unrealized gain (loss)

Net realized loss on investments	(458,721)
Change in net unrealized appreciation (depreciation) of investments	1,387,777

Net realized and unrealized gain	929,056

Increase in net assets from operations	$3,265,193

1 Semiannual period from 9-1-06 through 2-28-07.

See notes to financial statements

High Yield Municipal Bond Fund

17

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-06	2-28-07[1]

Increase (decrease) in net assets
From operations
Net investment income	$4,568,785	$2,336,137
Net realized loss	(98,761)	(458,721)
Change in net unrealized appreciation (depreciation)	613,621	1,387,777

Increase in net assets resulting from operations	5,083,645	3,265,193

Distributions to shareholders
From net investment income
Class A	(3,358,239)	(1,758,871)
Class B	(796,233)	(290,832)
Class C	(349,621)	(190,365)

	(4,504,093)	(2,240,068)

From Fund share transactions	(7,391,972)	1,320,854

Net assets

Beginning of period	104,638,411	97,825,991

End of period[2]	$97,825,991	$100,171,970

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

2 Accumulated (distributions in excess of) net investment income of ($13,236) and $186,468, respectively.

See notes to financial statements

High Yield Municipal Bond Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]

Per share operating performance

Net asset value,
beginning of period	$8.82	$8.43	$8.14	$8.27	$8.62	$8.68
Net investment income[4]	0.53	0.51	0.47	0.43	0.42	0.21
Net realized and unrealized
gain (loss) on investments	(0.40)	(0.29)	0.12	0.35	0.05	0.08
Total from investment operations	0.13	0.22	0.59	0.78	0.47	0.29
Less distributions
From net investment income	(0.52)	(0.51)	(0.46)	(0.43)	(0.41)	(0.20)
Net asset value, end of period	$8.43	$8.14	$8.27	$8.62	$8.68	$8.77
Total return[5,6] (%)	1.56	2.63	7.41	9.64	5.61	3.41[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$74	$71	$69	$72	$72	$77
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	1.08	1.09	1.09	1.14	1.09	1.08[8]
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	—	1.29[8]
Ratio of gross expenses to average
net assets[9] (%)	1.09	1.11	1.10	1.14	1.09	1.29[8,10]
Ratio of net investment income
to average net assets (%)	6.26	6.16	5.67	5.09	4.84	4.89[8]
Portfolio turnover (%)	52	35	57	65	52	33[7]

See notes to financial statements

High Yield Municipal Bond Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]

Per share operating performance

Net asset value,
beginning of period	$8.82	$8.43	$8.14	$8.27	$8.62	$8.68
Net investment income[4]	0.46	0.45	0.41	0.37	0.36	0.18
Net realized and unrealized
gain (loss) on investments	(0.40)	(0.30)	0.12	0.35	0.04	0.08
Total from investment operations	0.06	0.15	0.53	0.72	0.40	0.26
Less distributions
From net investment income	(0.45)	(0.44)	(0.40)	(0.37)	(0.34)	(0.17)
Net asset value, end of period	$8.43	$8.14	$8.27	$8.62	$8.68	$8.77
Total return[5,6] (%)	0.81	1.87	6.62	8.84	4.83	3.03[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$46	$37	$31	$24	$16	$13
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	1.83	1.84	1.83	1.87	1.84	1.83[8]
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	—	2.01[8]
Ratio of gross expenses to average
net assets[9] (%)	1.84	1.86	1.84	1.87	1.84	2.01[8,10]
Ratio of net investment income
to average net assets (%)	5.51	5.41	4.93	4.35	4.11	4.18[8]
Portfolio turnover (%)	52	35	57	65	52	33[7]

See notes to financial statements

High Yield Municipal Bond Fund

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]

Per share operating performance

Net asset value,
beginning of period	$8.82	$8.43	$8.14	$8.27	$8.62	$8.68
Net investment income[4]	0.46	0.44	0.40	0.36	0.35	0.18
Net realized and unrealized
gain (loss) on investments	(0.40)	(0.29)	0.13	0.36	0.05	0.08
Total from investment operations	0.06	0.15	0.53	0.72	0.40	0.26
Less distributions
From net investment income	(0.45)	(0.44)	(0.40)	(0.37)	(0.34)	(0.17)
Net asset value, end of period	$8.43	$8.14	$8.27	$8.62	$8.68	$8.77
Total return[5,6] (%)	0.81	1.87	6.61	8.82	4.83	3.03[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$6	$8	$8	$9	$10
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	1.83	1.84	1.83	1.89	1.84	1.83[8]
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	—	2.00[8]
Ratio of gross expenses to average
net assets[9] (%)	1.84	1.86	1.84	1.89	1.84	2.00[8,10]
Ratio of net investment income
to average net assets (%)	5.51	5.38	4.88	4.33	4.09	4.14[8]
Portfolio turnover (%)	52	35	57	65	52	33[7]

1 Audited by previous auditor.

2 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.17%, 5.42% and 5.42% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Includes interest expense on inverse floaters.

See notes to financial statements

High Yield Municipal Bond Fund

21

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock High Yield Municipal Bond Fund (the “Fund”) is a non-diversified series of John Hancock Municipal Securities Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

High Yield Municipal Bond Fund

22

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2007.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the “trust”) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act, as amended. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle then the standard two days after trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the period ended February 28, 2007 was approximately $5,000,000 with a weighted average interest rate of 3.25% .

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $12,141,925 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2008 — $3,756,798, August 31, 2010 — $1,227,272, August 31, 2011 — $2,540,698, August 31, 2012 — $2,816,241, August 31, 2013 — $1,681,342 and August 31, 2014 — $119,574.

High Yield Municipal Bond Fund

23

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than February 28, 2008.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and/or writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $13,202 and exempt income $4,490,892. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal adviser on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

High Yield Municipal Bond Fund

24

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $57, which had no impact on the Fund’s ratio of expenses to average net assets, for the period ended February 28, 2007. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Plan with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$93,541
Class B	73,603
Class C	48,192
Total	$215,336

Class A shares are assessed up-front sales charges. During the period ended February 28, 2007, JH Funds received net up-front sales charges of $53,208 with regard to sales of Class A shares. Of this amount, $10,400 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $42,247 was paid as sales commissions to unrelated broker-dealers; and $561 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, CDSCs received by JH Funds amounted to $25,501 for Class B shares and $1,742 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $7,043. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated

High Yield Municipal Bond Fund

25

Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-06		Period ended 2-28-07[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,369,151	$11,710,101	922,614	$8,056,349
Distributions reinvested	196,912	1,684,099	99,156	867,074
Repurchased	(1,537,219)	(13,143,978)	(603,592)	(5,271,667)
Net increase	28,844	$250,222	418,178	$3,651,756

Class B shares

Sold	189,446	$1,620,500	60,380	$528,256
Distributions reinvested	38,256	327,168	14,539	127,133
Repurchased	(1,204,589)	(10,303,303)	(400,211)	(3,494,214)
Net decrease	(976,887)	($8,355,635)	(325,292)	($2,838,825)

Class C shares

Sold	237,970	$2,036,783	137,118	$1,200,228
Distributions reinvested	18,440	157,736	11,035	96,500
Repurchased	(172,840)	(1,481,078)	(90,446)	(788,805)
Net increase	83,570	$713,441	57,707	$507,923

Net increase (decrease)	(864,473)	($7,391,972)	150,593	$1,320,854

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $36,953,929 and $33,224,591, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $92,975,959. Gross unrealized appreciation of investments aggregated $8,549,874. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

High Yield Municipal Bond Fund

26

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
High Yield Municipal Bond Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Municipal Securities Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock High Yield Municipal Bond Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

27

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed, with a representative of Morningstar, the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 10-year period under review, the Fund’s performance was equal to the performance of the Peer Group median and lower than the performance of Category median and benchmark index. The Board noted that the Fund’s performance during the 3- and 5-year periods under review was higher than the performance of the benchmark index and lower than the performance of the Peer Group and Category medians. The Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005, was higher than the Peer Group and Category medians and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual

28

Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

29

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
Richard P. Chapman, Jr.*	Treasurer
William H. Cunningham		Transfer agent
Charles L. Ladner*	John G. Vrysen	John Hancock Signature
Dr. John A. Moore*	Chief Financial Officer	Services, Inc.
Patti McGill Peterson*		1 John Hancock Way,
Steven R. Pruchansky	Investment adviser	Suite 1000
*Members of the Audit Committee	John Hancock Advisers, LLC	Boston, MA 02217-1000
†Non-Independent Trustee	601 Congress Street
	Boston, MA 02210-2805	Legal counsel
Officers		Kirkpatrick & Lockhart
Keith F. Hartstein	Subadviser	Preston Gates Ellis LLP
President and	MFC Global Investment	1 Lincoln Street
Chief Executive Officer	Management (U.S.), LLC	Boston, MA 02110-2950
101 Huntington Avenue
Thomas M. Kinzler	Boston, MA 02199
Secretary and
Chief Legal Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

32

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

590SA 2/07
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	4/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 28, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Proxy Voting Policies and Procedures are attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 30, 2007